COMMITMENTS, CONTINGENCIES AND GUARANTEES (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Annual Payments
Future annual payments under the Company's operating leases for various premises, services and equipment, net of sublease receipts, are approximately as follows:

year ended December 31	Minimum Lease Payments	Amounts Recoverable under Subleases	Net Payments
(millions of Canadian $)

2017	129	5	124
2018	122	4	118
2019	106	2	104
2020	69	2	67
2021	69	1	68
2022 and thereafter	621	3	618
	1,116	17	1,099

Schedule of Guarantees
Information regarding the Company’s guarantees is as follows:

		2016		2015
year ended December 31	Term	Potential Exposure[1]	Carrying Value	Potential Exposure[1]	Carrying Value
(millions of Canadian $)

Sur de Texas	Ranging to 2040	805	53	—	—
Bruce Power	Ranging to 2018	88	1	88	2
Other jointly owned entities	Ranging to 2040	87	28	139	24
		980	82	227	26

1	TCPL's share of the potential estimated current or contingent exposure.